Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
January 9, 2017 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	100,000
Option Price | $ / shares	$ 2.90
Full Vesting Date	Jan. 09, 2019
Expiration Date	Jan. 07, 2021
August 3, 2017 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	5,130,000
Option Price | $ / shares	$ 0.50
Full Vesting Date	Aug. 03, 2017
Expiration Date	Aug. 03, 2021
November 9, 2017 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	2,000,000
Option Price | $ / shares	$ 0.50
Full Vesting Date	Nov. 09, 2017
Expiration Date	Nov. 09, 2021
December 13, 2017 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Underlying Shares | shares	200,000
Option Price | $ / shares	$ 1.00
Full Vesting Date	Nov. 13, 2019
Expiration Date	Dec. 13, 2021